Transfers of financial assets - Schedule of Carrying Value Of Transferred Assets and Associated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 240,413	£ 215,925
Financial assets at amortised cost	553,672	531,777
Financial assets at fair value through other comprehensive income	36,320	30,690
Loans and advances to customers	481,463	459,857
Repurchase and securities lending transactions | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	5,255	2,340
Financial assets at amortised cost	697	1,210
Financial assets at fair value through other comprehensive income	15,768	12,483
Repurchase and securities lending transactions | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	4,151	1,089
Financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	10,674	4,465
Securitisation programmes | Less held by the group | Notes in issue
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Senior unsecured notes issued	16,264	17,079
Securitisation programmes | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	27,766	27,657
Securitisation programmes | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	£ 6,342	£ 5,207